Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share

The following table presents a reconciliation of basic and diluted earnings (loss) per share:

	For the years ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net (loss) income attributable to the Company’s ordinary shareholders	(140,190)	49,984	168,201
Weighted average shares Outstanding - Basic	235,499,660	235,499,660	235,499,660
Dilutive securities -Unexercised share options	—	404,607	428,671
Weighted average shares outstanding – fully diluted	235,499,660	235,904,267	235,928,331
(Loss) earnings per share - Basic	(0.60)	0.21	0.71
(Loss) earnings per share – fully diluted	(0.60)	0.21	0.71
(Loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) – Basic	(11.91)	4.24	14.28
(Loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares) – fully diluted	(11.91)	4.24	14.26